Cover	6 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	VIVOPOWER INTERNATIONAL PLC
Entity Central Index Key	0001681348
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Blackwell House
Entity Address, Address Line Two	Guildhall Yard
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2V 5AE
City Area Code	+44
Local Phone Number	203-667-5158
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, City or Town	251 Little Falls Drive Wilmington
Entity Address, State or Province	DE
Entity Address, Country	US
Entity Address, Postal Zip Code	19808
City Area Code	+1 302
Local Phone Number	636 5400